Long-Term Debt - Schedule of Deferred Financing Costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Opening balance	$ 15,136	$ 16,714
Expenditure in the period	1,140	9,655
Amortization included within interest expense	(2,836)	(11,233)
Closing balance	$ 13,440	$ 15,136